Current and long-term debt - AVIC Lease Financing (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities			$ 4,543	$ 1,326
Debt extinguishment cost		$ 2,900
STI Fontvieille
Disclosure of detailed information about borrowings [line items]
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	$ 100
Debt extinguishment cost	$ 200
STI Fontvieille | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			$ 17,200